Fair values	6 Months Ended
Jun. 30, 2023
Disclosure of fair value measurement of assets [abstract]
Fair values

17. Fair values

Fair values of cash and cash equivalents, trade receivables, trade payables, and other current liabilities approximate their carrying amounts largely due to the short-term maturities of these instruments.